Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments as of and for the years ended December 31, 2019, and 2020, when the Company had one reportable segment, and for the year ended December 31, 2021, when the Company had more than one reportable segment. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income/ (loss) from operations.

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
	Dry bulk segment	Dry bulk segment	Dry bulk segment	Aframax/LR2 tanker segment	Handysize tanker segment	Total
- Time charter revenues	$5,967,772	$12,487,692	$102,785,442	$9,115,257	$—	$111,900,699
- Voyage charter revenues	—	—	—	15,002,012	—	15,002,012
- Pool revenues	—	—	—	2,442,144	2,704,855	5,146,999
Vessel revenues, net	$5,967,772	$12,487,692	$102,785,442	$26,559,413	$2,704,855	$132,049,710
Voyage expenses (including charges from related parties)	(261,179)	(584,705)	(1,891,265)	(11,003,925)	(55,593)	(12,950,783)
Vessel operating expenses	(2,802,991)	(7,447,439)	(26,841,600)	(9,776,724)	(2,585,147)	(39,203,471)
Management fees to related parties	(212,300)	(930,500)	(4,890,900)	(1,433,950)	(419,900)	(6,744,750)
Depreciation and amortization	(897,171)	(1,904,963)	(10,528,711)	(3,087,764)	(746,353)	(14,362,828)
Provision for doubtful accounts	—	(37,103)	(2,483)	—	—	(2,483)
Segments operating income/(loss) (1)	$1,794,131	$1,582,982	$58,630,483	$1,257,050	$(1,102,138)	$58,785,395
Less: Unallocated corporate general and administrative expenses	(510,868)	(1,130,953)	—	—	—	(3,266,310)
Total consolidated operating income/(loss)	$1,283,263	$452,029	$58,630,483	$1,257,050	$(1,102,138)	$55,519,085

(1)	Does not include unallocated corporate general and administrative expenses amounting to $510,868, $1,130,953 and $3,266,310 in each of the years ended December 31, 2019, 2020 and 2021, respectively.

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2020, and 2021, is as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2021
Dry bulk segment	$67,387,635	$314,407,704
Aframax tanker segment	—	104,953,507
Handysize tanker segment	—	19,093,379
Cash and cash equivalents (1)	6,882,398	23,950,795
Prepaid expenses and other assets (1)	101,322	508,057
Total consolidated assets	$74,371,355	$462,913,442

(1)	Refers to assets of other entities (Castor Maritime Inc. and Castor Maritime SCR Corp.) included in the consolidated financial statements.